Goodwill and Intangible Assets (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges			$ 38,629,310		$ 16,135,000	$ 16,135,000	$ 38,629,310		$ 46,498,689
Asset impairment charges			23,119,755						26,972,631
Goodwill and intagiable asset impairment charges			36,603,877				36,603,877		44,428,775
Asset impairment charges	0					0				0
Amortization of intangible assets	1,600,399		3,074,979			5,352,961	9,445,332		11,872,117	3,304,872
Disposal of bethard business	2,116,882					2,153,419
Asset impairment charges			13,484,122				13,484,122
EEG iGaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					14,500,000				14,500,000
Asset impairment charges		$ 14,500,000			14,500,000				3,852,876
Amortization of intangible assets	1,351,833		2,276,353			4,607,244	6,825,332		8,544,593	2,782,446
Disposal of bethard business						2,153,419
EEG Games [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									23,119,755
Amortization of intangible assets	$ 248,566		910,000			745,717	$ 2,730,000		3,192,236	421,593
Disposal of bethard business
Other Segments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets									135,288	$ 100,833
GGC Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges		1,635,000			1,635,000
EEG Gaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges					1,635,000				1,635,000
Asset impairment charges		$ 16,135,000			$ 16,135,000
Argyll, EGL, GGC and Helix Tradenames [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									3,644,048
Developed Technology and Software [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									12,100,997
Argyll and EGL Player Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									1,675,580
Argyll Gaming Licenses [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									35,519
Argyll, EGL, GGC and Helix [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									17,456,144
EGL Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									1,895,164
GGC Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									8,831,000
Helix Reporting Unit [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									12,393,591
EEG Games Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									44,481
Asset impairment charges									23,119,755
EEGI Gaming Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									3,852,876
GGC Reporting Unit and EEG Games Segment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges									$ 2,614,832
E G L [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges			2,561,231	$ 13,484,122				$ 13,484,122
Asset impairment charges			98,543
G G C [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset impairment charges			$ 10,824,348